Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2017 and 2016 are as follows:

		(Level 1)
		Quoted Prices	(Level 2)
		in Active	Significant	(Level 3)
		Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
Description	Value	Assets	Inputs	Inputs
	(In Thousands)
March 31, 2017
Securities available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$4,435	$—	$4,435	$—
Total securities available for sale	$4,435	$—	$4,435	$—
March 31, 2016
Securities available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$9,591	$—	$9,591	$—
Total securities available for sale	$9,591	$—	$9,591	$—

Assets Measured at Fair Value on Non-Recurring Basis

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2017 and 2016 are as follow:

		(Level 1)
		Quoted Prices	(Level 2)
		Markets for	Significant	(Level 3)
	Carrying	Identical	Observable	Unobservable
Description	Value	Assets	Inputs	Inputs
	(In Thousands)
March 31, 2017
Impaired loans	$193	$—	$—	$193
Real estate owned	28	—	—	28
March 31, 2016
Impaired loans	$364	$—	$—	$364

Additional Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis

Note 12 - Fair Value of Financial Instruments (Continued)

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized adjusted Level 3 input to determine fair value.

	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input	(Weighted Average)
	(Dollars in Thousands)
March 31, 2017
Impaired Loans	$193	Market valuation of underlying collateral (1)	Selling costs (2)	7% (7%)
Real Estate Owned	28	Market valuation of property (1)	Selling costs (2)	7% (7%)
March 31, 2016
Impaired Loans	$364	Market valuation of underlying collateral (1)	Selling costs (2)	7% (7%)

(1)	Fair value is based on third party appraisals.
(2)	Includes estimated costs to sell.

Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments are as follows:

			(Level 1)
			Quoted Prices	(Level 2)
			in Active	Significant	(Level 3)
			Markets for	Other	Significant
	Carrying	Estimated	Identical	Observable	Unobservable
March 31, 2017	Value	Fair Value	Assets	Inputs	Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$14,653	$14,653	$14,653	$—	$—
Securities available for sale	4,435	4,435	—	4,435	—
Securities held to maturity	310,913	311,509	—	311,509	—
Net loans receivable	1,007,844	981,930	—	—	981,930
FHLB of New York stock	13,733	13,733	—	13,733	—
Interest receivable	3,249	3,249	—	3,249	—
Financial liabilities:
Deposits	844,825	845,820	—	845,820	—
FHLB advances	275,800	276,149	—	276,149	—
Interest payable	475	475	—	475	—
			(Level 1)
			Quoted Prices	(Level 2)
			in Active	Significant	(Level 3)
			Markets for	Other	Significant
	Carrying	Estimated	Identical	Observable	Unobservable
March 31, 2016	Value	Fair Value	Assets	Inputs	Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$31,069	$31,069	$31,069	$—	$—
Securities available for sale	9,591	9,591	—	9,591	—
Securities held to maturity	347,871	356,320	—	356,320	—
Net loans receivable	780,229	781,820	—	—	781,820
FHLB of New York stock	11,665	11,665	—	11,665	—
Interest receivable	3,112	3,112	—	3,112	—
Financial liabilities:
Deposits	694,662	700,372	—	700,372	—
FHLB advances	231,500	234,470	—	234,470	—
Interest payable	403	403	—	403	—